NET TRADING AND INVESTMENT INCOME (Details) - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net Trading And Investment Income
Trading instruments (securities)		$ 43,323	$ 40,893	$ 1,762
Trading instruments (derivatives)	[1]	(63,992)	44,499	(47,769)
Other financial investments at fair value with effect on profit or loss		15,121	18,863	11,416
Financial investments available-for-sale realized gain (loss)	[2]	13,641	7,998	1,409
Other		175	699
Total		$ 8,268	$ 112,952	$ (33,182)

[1]	The gains (losses) on trading instruments (derivatives) as of December 31, 2016 and 2015 is as follow:
[2]	Results generated by instruments available for sale mainly composed by the following: Fair value adjustments recognized in the results. This includes transfers to results, generated on exercise, of the fair value adjustments by selling of those instruments available for sale. Results generated from sales and / or liquidation, corresponding to the difference between the value obtained as compensation and the fair value of the instruments transferred.